Stock Options, Stock Appreciation Rights and Warrants (Details 1) - Non-vested shares [Member] - 2003 Plan and Amended 2014 Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Shares, Non-vested shares		10,000
Number of Shares, Vested in Q1 2015		10,000
Number of Shares, Non-vested shares
Weighted Average Exercise Price, Non-vested shares		$ 1.80
Weighted Average Exercise Price, Vested		$ 1.80
Weighted Average Remaining Contractual Term, Non-vested shares (in years)	0 years	4 years 3 months 19 days
Weighted Average Remaining Contractual Term, Vested (in years)	0 years	4 years 3 months 19 days